Shareholders' Equity (Details) - Schedule of stock option transactions - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Stock Option Transactions Abstract
Number of Outstanding, beginning of year	3,531,064	3,433,000
Weighted Average Exercise Price, Outstanding beginning of year (in Dollars per share)	$ 2.25	$ 0.48
Number of Granted	442,052	98,064
Weighted Average Exercise Price, Granted (in Dollars per share)	$ 10.94	$ 64.28
Number of Forfeited	(404)
Weighted Average Exercise Price, Forfeited (in Dollars per share)	$ 165.8
Increase on conversion	54,634,745
Weighted Average Exercise Price, Increase on conversion (in Dollars per share)	$ 0.14
Number of Outstanding, Outstanding, end of period	58,607,457	3,531,064
Weighted Average Exercise Price, Outstanding, end of period	0.22	2.25
Number of Vested and exercisable	57,790,418	3,493,297
Weighted Average Exercise Price, Vested and exercisable (in Dollars per share)	$ 0.09	$ 1.17